Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Asia Pacific ex-Japan Fund | Class Z Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Asia Pacific ex-Japan Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — before taxes	[1]		15.66%	27.61%	Jul. 15, 2009
after taxes on distributions Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — after taxes on distributions	[1]		15.64%	27.51%	Jul. 15, 2009
after taxes on distributions and redemption of fund shares Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — after taxes on distributions and redemption of fund shares	[1]		10.43%	23.67%	Jul. 15, 2009
Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)		Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	18.13%	33.56%	Jul. 15, 2009
MSCI All Country Asia Pacific Ex-Japan Index (Gross)		MSCI All Country Asia Pacific Ex-Japan Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	18.42%	33.94%	Jul. 15, 2009
Lipper Pacific Region Ex-Japan Funds Index		Lipper Pacific Region Ex-Japan Funds Index		(reflects no deduction for fees or taxes)	22.42%	33.30%	Jul. 15, 2009
[1]	The returns shown are for Class R5 shares. Class Z shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class R5 share returns), the returns shown for Class R5 shares for all periods would be higher.
[2]	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.